Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Avon Rubber PLC	6,899	$303,121
Babcock International Group PLC(a)	56,220	238,292
Chemring Group PLC	62,915	272,285
Meggitt PLC(a)	173,751	1,250,013
QinetiQ Group PLC	127,712	643,579
Senior PLC(a)	93,276	210,473
Ultra Electronics Holdings PLC	15,819	461,254
		3,379,017
Air Freight & Logistics — 1.1%
Royal Mail PLC(a)	177,917	1,458,987

Airlines — 1.0%
easyJet PLC(a)	40,631	578,748
JET2 PLC(a)	35,788	685,645
		1,264,393
Auto Components — 0.3%
AB Dynamics PLC	3,482	106,242
TI Fluid Systems PLC(b)	52,067	226,106
		332,348
Automobiles — 0.3%
Aston Martin Lagonda Global Holdings PLC(a)(b)	15,336	458,060

Banks — 1.5%
Bank of Georgia Group PLC(a)	9,014	167,685
Close Brothers Group PLC	33,521	779,455
TBC Bank Group PLC(a)	9,463	155,656
Virgin Money UK PLC(a)	287,979	861,630
		1,964,426
Beverages — 1.5%
AG Barr PLC(a)	19,932	147,656
Britvic PLC	59,382	768,588
C&C Group PLC(a)	69,230	237,170
Fevertree Drinks PLC	23,322	845,639
		1,999,053
Biotechnology — 1.9%
Abcam PLC(a)	47,894	962,438
Avacta Group PLC(a)	56,153	188,864
Genus PLC	14,523	1,039,341
Oxford Biomedica PLC(a)	12,823	207,454
Silence Therapeutics PLC(a)	8,945	81,244
		2,479,341
Building Products — 0.4%
Genuit Group PLC	54,970	503,179

Capital Markets — 8.1%
AJ Bell PLC	68,464	412,317
Alpha FX Group PLC	6,245	136,484
Ashmore Group PLC	103,033	578,084
Brewin Dolphin Holdings PLC	67,497	325,597
CMC Markets PLC(b)	29,093	202,173
Draper Esprit PLC(a)	26,280	300,227
IG Group Holdings PLC	82,352	1,000,231
IntegraFin Holdings PLC	62,631	482,490
Intermediate Capital Group PLC	64,834	1,928,738
Investec PLC	154,806	680,980
IP Group PLC	224,450	393,788
Jupiter Fund Management PLC	98,398	387,670
Liontrust Asset Management PLC	13,553	291,974
Security	Shares	Value

Capital Markets (continued)
Man Group PLC	323,364	$818,899
Ninety One PLC	76,157	257,821
Numis Corp. PLC	15,663	82,911
Polar Capital Holdings PLC	16,469	190,482
Quilter PLC(b)	394,241	859,932
Rathbone Brothers PLC	12,788	325,577
Sanne Group PLC	32,757	348,676
TP ICAP Group PLC	175,398	532,929
		10,537,980
Chemicals — 1.4%
Elementis PLC(a)	129,169	289,997
Essentra PLC	67,092	296,600
Synthomer PLC	75,588	565,882
Victrex PLC	19,295	659,922
		1,812,401
Commercial Services & Supplies — 2.7%
Aggreko PLC	56,961	694,940
Biffa PLC(a)(b)	67,866	281,713
Clipper Logistics PLC	16,972	184,738
HomeServe PLC	67,250	891,431
Johnson Service Group PLC(a)	98,942	238,733
Mitie Group PLC(a)	315,673	304,183
Restore PLC(a)	25,112	147,896
Serco Group PLC	271,096	518,583
Smart Metering Systems PLC	22,604	275,554
		3,537,771
Communications Equipment — 0.4%
Spirent Communications PLC	136,048	480,846

Construction & Engineering — 1.3%
Balfour Beatty PLC(a)	151,781	668,894
John Laing Group PLC(b)	109,696	625,172
Keller Group PLC	15,957	189,315
Morgan Sindall Group PLC	8,762	277,913
		1,761,294
Construction Materials — 1.5%
Breedon Group PLC(a)	337,783	517,714
Forterra PLC(a)(b)	50,850	211,440
Ibstock PLC(b)	91,084	295,695
Marshalls PLC(a)	44,747	466,058
Rhi Magnesita NV	6,475	408,910
		1,899,817
Consumer Finance — 0.3%
Arrow Global Group PLC(a)	27,978	120,722
Funding Circle Holdings PLC(a)(b)	40,044	94,941
Provident Financial PLC(a)	56,403	189,888
		405,551
Containers & Packaging — 1.4%
DS Smith PLC	306,385	1,815,557

Distributors — 0.7%
Inchcape PLC	87,463	969,526

Diversified Financial Services — 0.7%
Burford Capital Ltd.	41,408	499,496
Plus500 Ltd.	20,487	439,310
		938,806
Diversified Telecommunication Services — 0.4%
Gamma Communications PLC	18,037	509,204

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.8%
Ceres Power Holdings PLC(a)	19,145	$294,853
ITM Power PLC(a)	85,725	477,702
Luceco PLC(b)	17,880	87,288
Volex PLC	26,196	126,956
		986,799
Electronic Equipment, Instruments & Components — 1.5%
Renishaw PLC	8,093	634,423
Spectris PLC	25,852	1,175,820
Strix Group PLC	45,784	192,974
		2,003,217
Energy Equipment & Services — 0.6%
Hunting PLC	31,959	118,375
John Wood Group PLC(a)	153,085	530,517
Petrofac Ltd.(a)(c)	65,389	123,161
		772,053
Entertainment — 0.6%
Cineworld Group PLC(a)(c)	213,714	281,044
Frontier Developments PLC(a)	4,804	175,212
Sumo Group PLC(a)	24,756	134,557
Team17 Group PLC(a)	23,391	224,069
		814,882
Equity Real Estate Investment Trusts (REITs) — 8.3%
Assura PLC	594,214	627,419
Big Yellow Group PLC	37,159	689,763
BMO Commercial Property Trust Ltd.	177,777	223,719
Capital & Counties Properties PLC(a)	160,888	394,182
Civitas Social Housing PLC	138,252	232,013
Custodian REIT PLC	91,770	126,328
Derwent London PLC	22,408	1,099,852
Empiric Student Property PLC(a)	134,140	167,711
GCP Student Living PLC	101,195	247,011
Great Portland Estates PLC	50,812	519,912
Hammerson PLC(c)	676,749	382,769
LondonMetric Property PLC	192,187	639,797
LXI REIT PLC	129,344	251,795
Picton Property Income Ltd. (The)	125,744	153,110
Primary Health Properties PLC	295,399	644,133
Regional REIT Ltd.(b)	90,637	112,935
Safestore Holdings PLC	46,881	627,722
Secure Income REIT PLC	61,254	330,696
Shaftesbury PLC(a)	42,724	376,540
Tritax Big Box REIT PLC	382,332	1,067,974
UK Commercial Property REIT Ltd.	173,391	195,491
UNITE Group PLC (The)	75,276	1,210,784
Warehouse REIT PLC	89,763	183,692
Workspace Group PLC	30,207	388,387
		10,893,735
Food & Staples Retailing — 0.1%
Naked Wines PLC(a)	13,016	149,066

Food Products — 1.8%
Bakkavor Group PLC(b)	33,144	64,252
Cranswick PLC	11,699	655,884
Greencore Group PLC(a)	117,095	233,638
Hotel Chocolat Group PLC(a)	11,320	62,332
Premier Foods PLC(a)	132,267	198,969
Tate & Lyle PLC	104,894	1,139,440
		2,354,515
Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Advanced Medical Solutions Group PLC	42,756	$166,256
ConvaTec Group PLC(b)	356,609	1,202,450
		1,368,706
Health Care Providers & Services — 1.5%
CVS Group PLC(a)	14,939	464,952
Mediclinic International PLC(a)	90,178	416,635
Spire Healthcare Group PLC(a)(b)	62,196	216,692
UDG Healthcare PLC	55,965	840,292
		1,938,571
Health Care Technology — 0.4%
Craneware PLC	4,474	151,113
EMIS Group PLC	12,672	213,284
Renalytix AI PLC(a)	10,414	173,466
		537,863
Hotels, Restaurants & Leisure — 5.6%
888 Holdings PLC	82,068	466,055
Carnival PLC(a)	35,205	881,657
Domino’s Pizza Group PLC	93,870	485,042
Gamesys Group PLC	17,063	451,609
Greggs PLC(a)	22,749	804,829
J D Wetherspoon PLC(a)	21,475	401,143
Marston’s PLC(a)	140,192	181,744
Mitchells & Butlers PLC(a)	59,657	257,890
On the Beach Group PLC(a)(b)	35,372	204,281
Patisserie Holdings PLC(d)	6,053	0	(e)
Playtech PLC(a)	66,570	434,257
Rank Group PLC(a)	57,298	163,849
Restaurant Group PLC (The)(a)	170,089	293,038
SSP Group PLC(a)	168,122	700,426
Trainline PLC(a)(b)	107,470	430,984
TUI AG(a)(c)	171,152	1,048,606
Young & Co’s Brewery PLC(a)	4,972	113,602
		7,319,012
Household Durables — 3.4%
Bellway PLC	27,431	1,391,437
Countryside Properties PLC(a)(b)	110,841	804,355
Crest Nicholson Holdings PLC(a)	57,138	370,792
IG Design Group PLC	17,450	141,651
Redrow PLC	62,661	602,762
Victoria PLC(a)	14,613	208,417
Vistry Group PLC	49,428	926,880
		4,446,294
Household Products — 0.1%
PZ Cussons PLC	47,673	172,144

Independent Power and Renewable Electricity Producers — 0.5%
ContourGlobal PLC(b)	43,399	118,252
Drax Group PLC	88,292	546,056
		664,308
Insurance — 2.0%
Beazley PLC(a)	135,427	577,692
Hiscox Ltd.(a)	77,044	857,273
Just Group PLC(a)	230,877	360,742
Lancashire Holdings Ltd.	54,266	485,270
Sabre Insurance Group PLC(b)	55,599	206,674
Saga PLC(a)	23,367	125,883
		2,613,534

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 1.3%
Rightmove PLC	194,175	$1,658,488

Internet & Direct Marketing Retail — 2.5%
AO World PLC(a)	69,177	255,020
ASOS PLC(a)	15,637	1,081,392
Auction Technology Group PLC(a)	11,118	189,337
boohoo Group PLC(a)	224,404	1,015,583
Moneysupermarket.com Group PLC	119,364	457,638
Moonpig Group PLC(a)	34,238	227,104
		3,226,074
IT Services — 2.8%
Capita PLC(a)	371,176	211,482
Computacenter PLC	16,499	627,853
Equiniti Group PLC(a)(b)	83,450	214,234
Finablr PLC(a)(b)(d)	61,710	9,655
iomart Group PLC(c)	21,281	81,543
Kainos Group PLC	17,728	358,008
Keywords Studios PLC(a)	15,715	582,527
NCC Group PLC	62,406	262,148
Network International Holdings PLC(a)(b)	103,970	586,767
Softcat PLC	26,546	689,035
		3,623,252
Leisure Products — 0.9%
Games Workshop Group PLC	7,288	1,234,927

Life Sciences Tools & Services — 0.4%
Clinigen Group PLC	28,105	338,426
Ergomed PLC(a)	8,352	146,382
		484,808
Machinery — 4.0%
Bodycote PLC	42,579	521,347
IMI PLC	60,814	1,432,008
Judges Scientific PLC	1,133	101,397
Morgan Advanced Materials PLC	63,465	299,907
Rotork PLC	194,389	931,062
Vesuvius PLC	48,253	384,838
Weir Group PLC (The)(a)	57,736	1,573,325
		5,243,884
Media — 3.3%
Ascential PLC(a)	89,588	462,555
Euromoney Institutional Investor PLC	24,305	364,983
Future PLC	25,484	1,025,258
ITV PLC(a)	809,290	1,470,728
Reach PLC	65,933	222,226
S4 Capital PLC(a)	60,555	477,808
Tremor International Ltd.(a)	22,273	258,559
		4,282,117
Metals & Mining — 1.7%
Centamin PLC	257,081	400,778
Central Asia Metals PLC	39,147	151,111
Eurasia Mining PLC(a)	398,794	138,305
Ferrexpo PLC	65,452	415,743
Greatland Gold PLC(a)	866,943	271,565
Hill & Smith Holdings PLC	17,708	384,746
Hochschild Mining PLC	74,284	206,900
Petropavlovsk PLC(a)	528,053	187,180
SolGold PLC(a)	189,979	93,500
		2,249,828
Security	Shares	Value

Multi-Utilities — 1.0%
Centrica PLC(a)	1,305,126	$1,010,924
Telecom Plus PLC	14,010	235,009
		1,245,933
Multiline Retail — 2.0%
B&M European Value Retail SA.	201,086	1,641,435
Marks & Spencer Group PLC(a)	435,104	1,017,331
		2,658,766
Oil, Gas & Consumable Fuels — 1.0%
Cairn Energy PLC	111,000	256,137
Diversified Energy Co. PLC	179,364	266,168
Energean PLC(a)	25,600	279,925
Harbour Energy PLC(a)	1,029,182	299,584
Serica Energy PLC	35,754	58,859
Tullow Oil PLC(a)	267,994	194,286
		1,354,959
Pharmaceuticals — 1.7%
Alliance Pharma PLC	103,466	145,072
Dechra Pharmaceuticals PLC	24,051	1,404,190
Indivior PLC(a)	163,252	362,346
Vectura Group PLC(a)	132,539	299,067
		2,210,675
Professional Services — 1.8%
Hays PLC(a)	372,834	917,472
Pagegroup PLC(a)	73,082	621,249
RWS Holdings PLC	64,891	588,456
SThree PLC	28,184	167,389
		2,294,566
Real Estate Management & Development — 2.4%
CLS Holdings PLC	40,771	142,915
Grainger PLC	149,850	606,537
Helical PLC	25,023	156,250
IWG PLC(a)	167,893	857,042
Savills PLC	31,817	534,468
Sirius Real Estate Ltd..	222,435	318,872
St. Modwen Properties PLC	44,559	346,473
Watkin Jones PLC	46,694	149,098
		3,111,655
Road & Rail — 1.1%
Firstgroup PLC(a)	271,557	314,085
Go-Ahead Group PLC (The)(a)	9,584	168,518
National Express Group PLC(a)	122,914	527,487
Redde Northgate PLC	51,994	283,594
Stagecoach Group PLC(a)	91,884	113,445
		1,407,129
Semiconductors & Semiconductor Equipment — 0.1%
IQE PLC(a)	169,189	129,416

Software — 2.9%
Argo Blockchain PLC(a)	80,656	183,945
Avast PLC(b)	149,688	999,057
Blue Prism Group PLC(a)	17,826	237,524
Bytes Technology Group PLC(a)	47,934	340,128
dotdigital group PLC	59,641	188,668
First Derivatives PLC(a)	4,904	146,150
GB Group PLC	41,471	550,281
Ideagen PLC	47,661	177,212
Kape Technologies PLC(a)	17,303	81,770
Learning Technologies Group PLC	123,465	297,866

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Micro Focus International PLC	74,489	$548,156
		3,750,757
Specialty Retail — 2.5%
Dixons Carphone PLC(a)	246,445	477,210
Dunelm Group PLC	27,027	562,089
Frasers Group PLC(a)	46,199	378,812
Halfords Group PLC(a)	44,282	239,134
Pets at Home Group PLC	111,199	706,678
WH Smith PLC(a)	29,112	713,042
Wickes Group PLC(a)	56,076	203,726
		3,280,691
Textiles, Apparel & Luxury Goods — 0.8%
Coats Group PLC	322,947	302,884
Dr. Martens PLC(a)	100,079	696,501
		999,385
Thrifts & Mortgage Finance — 0.8%
OSB Group PLC	99,481	660,402
Paragon Banking Group PLC	57,097	393,478
		1,053,880
Trading Companies & Distributors — 4.8%
Diploma PLC	27,857	1,137,975
Electrocomponents PLC	104,505	1,465,617
Grafton Group PLC	50,531	841,302
Howden Joinery Group PLC	132,790	1,499,981
SIG PLC(a)	157,664	137,938
Travis Perkins PLC(a)	50,045	1,164,509
		6,247,322
Transportation Infrastructure — 0.7%
Signature Aviation PLC(a)	168,508	944,468

Water Utilities — 1.1%
Pennon Group PLC	93,872	1,405,510

Wireless Telecommunication Services — 0.2%
Airtel Africa PLC(b)	208,950	232,838

Total Common Stocks — 99.5%
(Cost: $117,857,628)		129,873,584
Security	Shares	Value

Rights

Beverages — 0.0%
C&C Group PLC, (Expires 06/18/21)(a)	18,235	$14,492

Total Rights — 0.0%
(Cost: $0)		14,492

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	1,852,653	1,853,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	50,000	50,000
		1,903,765

Total Short-Term Investments — 1.5%
(Cost: $1,903,129)		1,903,765

Total Investments in Securities — 101.0%
(Cost: $119,760,757)		131,791,841

Other Assets, Less Liabilities — (1.0)%		(1,286,532)

Net Assets — 100.0%		$130,505,309

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,170,176	$684,317	(a)	$—	$(541)	$(187)	$1,853,765	1,852,653	$70,435	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	30,000	(a)	—	—	—	50,000	50,000	12		—
					$(541)	$(187)	$1,903,765		$70,447		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	23	06/18/21	$1,481	$11,930

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,999,751	$94,864,178	$9,655	$129,873,584
Rights	14,492	—	—	14,492
Money Market Funds	1,903,765	—	—	1,903,765
	$36,918,008	$94,864,178	$9,655	$131,791,841
Derivative financial instruments(a)
Assets
Futures Contracts	$11,930	$—	$—	$11,930

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust